Property and Equipment (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Less - Accumulated depreciation	$ (63,285)	$ (42,911)
Property plant and equipment, Net	18,643	32,824
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Gross	55,568	50,267
Motor vehicle (Leased asset) [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Gross	$ 26,360	$ 25,468